DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2025
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS	DISPOSAL OF ASSETS
China Distributed Generation Joint Venture
On January 15, 2025, Brookfield Renewable, together with its institutional partners, completed an in-kind distribution of approximately 1,020 MW of distributed generation assets from its joint venture in China. Approximately 480 MW was distributed to the joint venture partner, resulting in a decrease to our equity-accounted investment and approximately 540 MW was distributed to Brookfield Renewable and accounted for as an asset acquisition (Refer to Note 13 - Property, plant and equipment for more details). The dissolution of the joint venture is expected to occur during 2026.
Indian Renewables Portfolio
On February 28, 2025 and April 23, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 1,004 MW portfolio of wind and solar assets in India for proceeds of approximately INR16.5 billion ($188 million) (INR4.6 billion ($52 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $566 million of total assets and $378 million of total liabilities from the consolidated statements of financial position. As a result of the disposition, accumulated other comprehensive income on foreign currency translation of $20 million ($6 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Other in the consolidated statements of income (loss). Transaction costs and taxes of $8 million ($2 million net to Brookfield Renewable) have been recognized within Other in the consolidated statements of income (loss). The post-tax accumulated revaluation surplus of $117 million ($33 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
European Pumped Storage Portfolio
On March 25, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 25% interest in a 2.2 GW pumped storage facility in Europe for proceeds of approximately £280 million ($361 million) (£80 million ($105 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $604 million of total assets and $317 million of total liabilities from the consolidated statements of financial position. This resulted in a gain on disposition of $73 million ($22 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). Accumulated other comprehensive income on foreign currency translation of $16 million ($5 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Other income in the consolidated statements of income (loss). As a result of the disposition, the post-tax accumulated revaluation surplus of $187 million ($53 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
U.S. Wind Portfolio
On June 4, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 25% interest in an 845 MW portfolio of wind assets in the United States for proceeds of approximately $206 million ($52 million net to Brookfield Renewable). Upon completion of the sale, Brookfield Renewable no longer exercises control over this investment. As a result of the disposition, Brookfield Renewable derecognized $2.0 billion of total assets and $1.2 billion of total liabilities from the consolidated statements of financial position and recognized its remaining interest at fair value as an equity-accounted investment. This resulted in a loss on disposition, net of transaction costs and ticking fee proceeds, of $8 million ($1 million net to Brookfield Renewable) recognized within Other in the consolidated statements of income (loss). As a result of the disposition, the post-tax accumulated revaluation surplus of $95 million ($24 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
Australian Renewables Portfolio
On August 1, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 650 MW portfolio of operating and under construction wind, solar and battery projects in Australia for proceeds of approximately A$830 million ($533 million) (A$76 million ($49 million) net to Brookfield Renewable). The portfolio was subject to a pre-existing sale and purchase agreement that was entered into prior to Brookfield Renewable acquiring Neoen. As a result of the disposition, Brookfield Renewable derecognized $760 million of total assets and $227 million of total liabilities from the consolidated statements of financial position. Accumulated other comprehensive income on foreign currency translation of $39 million ($4 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
Indian Renewables Platform
On August 14, 2025, Brookfield Renewable, together with its institutional partners, reconstituted the board of directors of a renewable operating and development platform in India, resulting in Brookfield Renewable no longer exercising control over this platform. The reconstitution of the board of directors was undertaken to facilitate a proposed initial public offering of equity shares by the platform. Brookfield Renewable, together with its institutional partners, have invested $266 million into the platform since its initial investment, acquiring an approximate 48% interest. Following the sale of its 6% interest and the loss of control, Brookfield Renewable derecognized $2,086 million of total assets and $1,423 million of total liabilities and recognized $470 million as the fair value of its remaining 42% the interest in the platform as an equity-accounted investment on the consolidated statements of financial position. As a result, a gain of $217 million was recognized in Other income on the consolidated statement of income (loss). Brookfield Renewable’s post tax portion of the accumulated revaluation surplus of $100 million ($8 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal in the consolidated statements of changes in equity. The accumulated other comprehensive loss of $88 million ($8 million net to Brookfield Renewable) relating to a non-cash mark-to-market loss on power purchase agreements accounted for in accordance with IFRS 9 and foreign currency translation was reclassified to Foreign exchange and financial instruments gain (loss) in the consolidated statement of income (loss).
Australian Wind Portfolio
On November 14, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 315 MW portfolio of wind projects in Australia for proceeds of approximately A$258 million ($172 million) (A$24 million ($16 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $580 million of total assets and $421 million of total liabilities from the consolidated statements of financial position. This resulted in a gain on disposition of $52 million ($5 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). As a result of the disposition, the post-tax accumulated revaluation surplus of $86 million ($8 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity. Accumulated other comprehensive income on foreign currency translation of $6 million ($1 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss).
Multi-National Distributed Generation Business
On December 18, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of 50% interest in a 200 MW multi-national distributed generation development business. Proceeds of approximately €59 million ($69 million) (€12 million ($14 million) net to Brookfield Renewable) from the transaction were applied directly toward the acquisition consideration of a portfolio of 200 MW operating distributed generation assets in Spain. Refer to Note 5 - Assets held for sale and Note 13 - Property, plant and equipment, at fair value for more details. As a result of the disposition, Brookfield Renewable derecognized $67 million of total assets from the consolidated statements of financial position. The post-tax accumulated revaluation surplus of $17 million ($3 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
French Renewables Portfolio
On December 23, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 760 MW portfolio of wind and solar assets in France for proceeds of approximately €234 million ($273 million) (€21 million ($24 million) net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $1.3 billion of total assets and $983 million of total liabilities from the consolidated statements of financial position. Accumulated other comprehensive gain on foreign currency translation of $27 million ($2 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to Foreign exchange and financial instruments gain (loss) in the consolidated statements of income (loss). The post-tax accumulated revaluation surplus of $59 million ($5 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
U.S. Distributed Generation Portfolio
On December 30, 2025, Brookfield Renewable, together with its institutional partners, completed the sale of a 100% interest in a 1.5 GW portfolio of operating distributed generation assets and a 47% interest in a 2.3 GW distributed generation development platform in the United States for proceeds, net of transaction costs, of approximately $1.4 billion ($537 million net to Brookfield Renewable). As a result of the disposition, Brookfield Renewable derecognized $4,188 million of total assets and $2,561 million of total liabilities from the consolidated statements of financial position and recognized the fair value of its remaining 53% interest in the development platform as an equity-accounted investment on the consolidated statements of financial position. Refer to Note 20 - Equity-accounted investments for more details. This resulted in a gain on disposition of $267 million ($67 million net to Brookfield Renewable) recognized within Other income in the consolidated statements of income (loss). The post-tax portion of the accumulated revaluation surplus of $298 million ($104 million net to Brookfield Renewable) was reclassified from accumulated other comprehensive income directly to equity and presented as a Disposal item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Proceeds, net of transaction costs	Carrying value assets disposed	Carrying value of liabilities disposed	Gain (loss) on disposal(1)	Post tax accumulated revaluation surplus	Net to Brookfield Renewable gain (loss) on disposal	Net to Brookfield Renewable post tax accumulated revaluation surplus
Indian Renewables Portfolio	$183	$566	$378	$20	$117	$6	$33
European Pumped Storage Portfolio	350	604	317	89	187	27	53
U.S. Wind Portfolio	195	2,000	1,200	(8)	95	(1)	24
Australian Renewables Portfolio	527	760	227	39	—	4	—
Indian Renewables Platform	—	2,086	1,423	129	100	11	8
Australian Wind Portfolio	172	580	421	58	86	9	8
French Renewables Portfolio	269	1,300	983	27	59	2	5
U.S. Distributed Generation Portfolio	1,400	4,188	2,561	267	298	67	104
Total	$3,096	$12,084	$7,510	$621	$942	$125	$235
(1)Includes amounts reclassified from accumulated other comprehensive income (loss) directly to the consolidated statements of income (loss).